Cover	Jun. 01, 2023
Cover [Abstract]
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
City Area Code	353
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Jun. 01, 2023
Document Type	8-K
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
City Area Code	353
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Address, Postal Zip Code	00000
Common Stock
Cover [Abstract]
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	TT
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Security Exchange Name	NYSE
Trading Symbol	TT
Senior Notes
Cover [Abstract]
Title of 12(b) Security	5.250% Senior Notes due 2033
Trading Symbol	TT33
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	5.250% Senior Notes due 2033
Security Exchange Name	NYSE
Trading Symbol	TT33